INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
INTANGIBLE ASSETS
NOTE 8 – INTANGIBLE ASSETS

The Company’s intangible assets as of December 31, 2023, are summarized as follows:

			Accumulated
Type	Useful Life	Amount	Amortization	Net
Development rights	2-3 years	$769,383	$169,599	$599,784
Customer relationships	5 years	233,800	93,520	140,280
		$1,003,183	$263,119	$740,064

The Company’s intangible assets as of December 31, 2022, are summarized as follows:

			Accumulated
Type	Useful Life	Amount	Amortization	Net
Development rights	2-3 years	$119,383	$6,639	$112,744
Customer relationships	5 years	233,800	46,760	187,040
Developed technology	2 years	27,750	13,880	13,870
		$380,933	$67,279	$313,654

Future amortization of the Company’s intangible assets as of December 31, 2023 are as follows:

December 31,	Amount
2024	$319,884
2025	286,852
2026	133,328
$740,064